RELATED PARTY TRANSACTIONS- Disclosure of detailed information about key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Executive management cash compensation	$ 2.7	$ 2.6
Executive management share based payments	2.6	2.3
Non-executive directors' fees	0.5	0.4
Non-executive directors' deferred share units	0.5	0.5
Revaluation on cash settled DSU's	5.3	1.8
Key management personnel compensation	$ 11.6	$ 7.6